Schedules of investments
12/31/21 (UNAUDITED)

Ariel Fund
Number of shares	Common stocks—99.51%	Value
	Consumer discretionary—33.74%
2,455,892	Madison Square Garden Entertainment Corp.(a)	$172,747,444
3,173,966	Interpublic Group of Cos., Inc.	118,865,027
5,385,947	Mattel, Inc.(a)	116,121,017
3,772,555	ViacomCBS, Inc.	113,855,710
5,315,062	Nielsen Holdings plc	109,011,922
3,640,527	Adtalem Global Education, Inc.(a)(b)	107,613,978
532,457	Madison Square Garden Sports Corp.(a)	92,503,755
4,877,090	TEGNA, Inc.	90,518,790
5,103,727	Manchester United plc	72,677,073
1,643,163	Gentex Corp.	57,264,231
840,902	Boyd Gaming Corp.	55,137,944
522,336	Royal Caribbean Cruises Ltd.(a)	40,167,638
		1,146,484,529
	Consumer staples—3.05%
762,905	J.M. Smucker Co.	103,617,757
	Energy—1.92%
2,926,476	Core Laboratories N.V.(b)	65,289,680
	Financials—22.87%
3,348,003	Lazard Ltd., Class A	146,073,371
1,785,088	First American Financial Corp.	139,647,434
1,043,807	BOK Financial Corp.	110,111,200
839,900	Northern Trust Corp.	100,460,439
1,345,529	KKR & Co., Inc.	100,241,911
593,300	Affiliated Managers Group, Inc.	97,603,783
1,983,130	Janus Henderson Group plc	83,172,472
		777,310,610
	Health care—7.00%
2,069,515	Envista Holdings Corp.(a)	93,252,346
285,500	Laboratory Corp. of America Holdings(a)	89,706,955
75,945	Charles River Laboratories Intl, Inc.(a)	28,614,557
34,781	Bio-Rad Laboratories, Inc.(a)	26,279,480
		237,853,338
	Industrials—21.91%
601,704	Mohawk Industries, Inc.(a)	109,618,435
1,372,100	Masco Corp.	96,348,862
2,819,000	Axalta Coating Systems, Ltd.(a)	93,365,280
2,585,841	Kennametal, Inc.	92,857,550
10,720,965	ADT, Inc.	90,163,316
365,463	Snap-on, Inc.	78,713,421
2,715,244	Resideo Technologies, Inc.(a)	70,677,801
192,523	Keysight Technologies, Inc.(a)	39,757,925
63,674	Zebra Technologies Corp.(a)	37,898,765
252,747	Simpson Manufacturing Co., Inc.	35,149,525
		744,550,880
	Real estate—6.36%
471,066	JLL(a)	126,876,916
824,253	CBRE Group, Inc., Class A(a)	89,439,693
		216,316,609
See Notes to Schedules of Investments.

800.292.7435    1

Schedules of investments (continued)
12/31/21 (UNAUDITED)

Ariel Fund (continued)

Number of shares	Common stocks—99.51%	Value
	Utilities—2.66%
1,516,457	Stericycle, Inc.(a)	$90,441,495
	Total common stocks (Cost $2,172,120,460)	3,381,864,898
Number of shares	Short-term investments—0.38%	Value
12,969,020	Northern Institutional Treasury Portfolio, 0.00%(c)	$12,969,020
	Total short-term investments (Cost $12,969,020)	12,969,020
	Total Investments—99.89% (Cost $2,185,089,480)	3,394,833,918
	Other Assets less Liabilities—0.11%	3,602,955
	Net Assets—100.00%	$3,398,436,873
Ariel Appreciation Fund
Number of shares	Common stocks—99.39%	Value
	Consumer discretionary—25.87%
784,855	Madison Square Garden Entertainment Corp.(a)	$55,206,701
2,533,917	Mattel, Inc.(a)	54,631,251
906,814	BorgWarner, Inc.	40,870,107
1,742,807	Nielsen Holdings plc	35,744,972
833,257	Interpublic Group of Cos., Inc.	31,205,475
375,700	Omnicom Group, Inc.	27,527,539
1,610,723	Manchester United plc	22,936,696
947,465	Knowles Corp.(a)	22,123,308
162,409	CarMax, Inc.(a)	21,150,524
560,336	Gentex Corp.	19,527,710
110,391	Madison Square Garden Sports Corp.(a)	19,178,228
37,511	Vail Resorts, Inc.	12,299,857
		362,402,368
	Consumer staples—7.36%
887,361	Walgreens Boots Alliance, Inc.	46,284,750
255,275	J.M. Smucker Co.	34,671,450
477,400	Molson Coors Brewing Co.	22,127,490
		103,083,690
	Energy—2.69%
854,272	Core Laboratories N.V.	19,058,808
1,374,900	NOV, Inc.	18,629,895
		37,688,703
	Financials—31.00%
547,906	BOK Financial Corp.	57,798,604
459,183	Northern Trust Corp.	54,922,879
907,900	Aflac, Inc.	53,012,281
490,191	Progressive Corp.	50,318,106
1,093,866	Lazard Ltd., Class A	47,725,374
124,538	Goldman Sachs Group, Inc.	47,642,012
560,158	First American Financial Corp.	43,821,160
465,898	The Charles Schwab Corp.	39,182,022
440,561	KKR & Co., Inc.	32,821,794
67,724	Houlihan Lokey, Inc.	7,010,788
		434,255,020
See Notes to Schedules of Investments.

2    ARIELINVESTMENTS.COM

Schedules of investments (continued)
12/31/21 (UNAUDITED)

Ariel Appreciation Fund (continued)

Number of shares	Common stocks—99.39%	Value
	Health care—11.22%
156,257	Laboratory Corp. of America Holdings(a)	$49,097,512
639,415	Cardinal Health, Inc.	32,923,478
730,375	Envista Holdings Corp.(a)	32,910,697
202,373	Zimmer Biomet Holdings, Inc.	25,709,466
44,037	Charles River Laboratories Intl, Inc.(a)	16,592,261
		157,233,414
	Industrials—16.49%
1,194,999	Kennametal, Inc.	42,912,414
1,175,000	Axalta Coating Systems, Ltd.(a)	38,916,000
195,200	Stanley Black & Decker, Inc.	36,818,624
826,130	nVent Electric plc	31,392,940
114,822	Snap-on, Inc.	24,730,362
67,467	Littelfuse, Inc.	21,230,516
93,631	Keysight Technologies, Inc.(a)	19,335,738
1,869,230	ADT, Inc.	15,720,224
		231,056,818
	Real estate—2.17%
280,734	CBRE Group, Inc., Class A(a)	30,462,446
	Utilities—2.59%
608,600	Stericycle, Inc.(a)	36,296,904
	Total common stocks (Cost $847,313,171)	1,392,479,363
Number of shares	Short-term investments—0.57%	Value
7,962,187	Northern Institutional Treasury Portfolio, 0.00%(c)	$7,962,187
	Total short-term investments (Cost $7,962,187)	7,962,187
	Total Investments—99.96% (Cost $855,275,358)	1,400,441,550
	Other Assets less Liabilities—0.04%	584,229
	Net Assets—100.00%	$1,401,025,779
Ariel Focus Fund
Number of shares	Common stocks—98.68%	Value
	Basic materials—9.04%
105,683	Mosaic Co.	$4,152,285
119,404	Barrick Gold Corp.	2,268,676
		6,420,961
	Consumer discretionary—15.18%
164,102	Nielsen Holdings plc	3,365,732
68,868	BorgWarner, Inc.	3,103,881
37,109	Madison Square Garden Entertainment Corp.(a)	2,610,247
28,762	ViacomCBS, Inc.	868,037
4,810	Madison Square Garden Sports Corp.(a)	835,641
		10,783,538
	Consumer staples—6.29%
24,543	J.M. Smucker Co.	3,333,430
21,813	Walgreens Boots Alliance, Inc.	1,137,766
		4,471,196
See Notes to Schedules of Investments.

800.292.7435    3

Schedules of investments (continued)
12/31/21 (UNAUDITED)

Ariel Focus Fund (continued)

Number of shares	Common stocks—98.68%	Value
	Energy—5.88%
155,202	APA Corp.	$4,173,382
	Financials—25.94%
35,049	BOK Financial Corp.	3,697,319
8,750	Goldman Sachs Group, Inc.	3,347,313
63,960	Lazard Ltd., Class A	2,790,575
40,643	Bank of New York Mellon Corp.	2,360,546
26,654	First American Financial Corp.	2,085,142
14,284	Northern Trust Corp.	1,708,509
19,732	KKR & Co., Inc.	1,470,034
9,445	Progressive Corp.	969,529
		18,428,967
	Health care—13.08%
10,111	Laboratory Corp. of America Holdings(a)	3,176,977
13,891	Johnson & Johnson	2,376,333
15,658	Zimmer Biomet Holdings, Inc.	1,989,192
96,625	Hanger, Inc.(a)	1,751,811
		9,294,313
	Industrials—19.44%
13,891	Snap-on, Inc.	2,991,844
14,038	Mohawk Industries, Inc.(a)	2,557,443
7,019	Lockheed Martin Corp.	2,494,623
131,301	Western Union Co.	2,342,410
71,133	Resideo Technologies, Inc.(a)	1,851,592
8,344	Stanley Black & Decker, Inc.	1,573,845
		13,811,757
	Technology—3.83%
31,219	Oracle Corp.	2,722,609
	Total common stocks (Cost $48,755,725)	70,106,723
Number of shares	Short-term investments—1.23%	Value
873,529	Northern Institutional Treasury Portfolio, 0.00%(c)	$873,529
	Total short-term investments (Cost $873,529)	873,529
	Total Investments—99.91% (Cost $49,629,254)	70,980,252
	Other Assets less Liabilities—0.09%	64,715
	Net Assets—100.00%	$71,044,967
Ariel International Fund
Number of shares	Common stocks—93.30%	Value
	Belgium—0.66%
58,381	KBC Group NV	$5,015,582
	Brazil—1.62%
780,942	Telefonica Brasil SA ADR	6,755,148
836,511	BB Seguridade Participacoes SA ADR	3,061,631
215,005	TIM SA of Brazil ADR	2,502,658
		12,319,437
	Canada—0.22%
167,101	Element Fleet Management Corp.	1,701,459
See Notes to Schedules of Investments.

4    ARIELINVESTMENTS.COM

Schedules of investments (continued)
12/31/21 (UNAUDITED)

Ariel International Fund (continued)

Number of shares	Common stocks—93.30%	Value
	China—4.77%
201,572	Baidu, Inc. ADR(a)	$29,991,898
184,357	Trip.com Group Ltd. ADR(a)	4,538,869
1,130,353	TravelSky Technology Ltd.	1,901,909
		36,432,676
	Denmark—1.88%
64,877	Novo Nordisk A/S	7,287,366
274,285	H Lundbeck A/S	7,062,166
		14,349,532
	Finland—2.52%
2,530,165	Nokia Corp.(a)	16,025,282
516,740	Nokia Corp. ADR(a)	3,214,123
		19,239,405
	France—7.94%
256,024	Michelin (CGDE)	42,017,321
79,450	Sanofi	8,012,400
54,318	Thales SA	4,625,710
45,913	BNP Paribas SA	3,176,566
14,569	Safran SA	1,785,736
18,525	Societe BIC SA	998,013
		60,615,746
	Germany—12.13%
337,667	Deutsche Boerse AG	56,381,761
9,940,659	Telefonica Deutschland Holding	27,573,314
23,764	Muenchener Rueckversicherungs-Gesellschaft AG	7,015,344
24,921	Fresenius Medical Care AG & Co. KGaA	1,615,584
		92,586,003
	Hong Kong—1.28%
969,000	CLP Holdings Ltd.	9,786,247
	Italy—5.09%
5,552,969	Snam SpA	33,446,520
785,424	Italgas SpA	5,398,902
		38,845,422
	Japan—16.33%
78,800	Nintendo Co., Ltd.	36,867,169
1,529,600	Subaru Corp.	27,330,608
537,200	Bridgestone Corp.	23,063,434
1,060,100	Japan Tobacco, Inc.	21,405,486
148,000	Secom Co., Ltd.	10,283,966
102,100	Sankyo Co., Ltd.	2,646,686
69,100	Ono Pharmaceutical Co., Ltd.	1,717,508
6,700	Daito Trust Construction Co., Ltd.	768,631
15,500	Mabuchi Motor Co., Ltd.	512,679
		124,596,167
	Luxembourg—0.32%
45,195	RTL Group	2,395,413
	Netherlands—5.67%
1,260,866	Koninklijke Ahold Delhaize NV	43,258,670
	Peru—1.63%
102,037	Credicorp Ltd.	12,455,657
	Portugal—0.27%
89,796	Jeronimo Martins SGPS SA	2,054,878
See Notes to Schedules of Investments.

800.292.7435    5

Schedules of investments (continued)
12/31/21 (UNAUDITED)

Ariel International Fund (continued)

Number of shares	Common stocks—93.30%	Value
	Singapore—0.13%
141,300	Singapore Exchange Ltd.	$975,134
	Spain—4.68%
1,399,082	Endesa SA	32,208,883
446,708	Tecnicas Reunidas SA(a)	3,521,324
		35,730,207
	Switzerland—9.68%
152,792	Roche Holding AG	63,387,481
82,054	Novartis AG	7,210,251
23,346	Nestle SA	3,259,506
517	Novartis AG ADR	45,222
		73,902,460
	United Kingdom—9.77%
2,157,793	GlaxoSmithKline plc	46,923,661
5,036,466	Direct Line Insurance Group plc	19,019,735
2,837,917	Vodafone Group plc	4,312,202
84,375	St. James's Place plc	1,922,655
13,234	Reckitt Benckiser Group plc	1,136,035
7,815	AstraZeneca plc ADR	455,224
22,554	Close Brothers Group plc	428,612
26,271	National Grid plc	376,855
		74,574,979
	United States—6.71%
475,844	Philip Morris Intl, Inc.	45,205,180
51,474	Check Point Software Technologies Ltd.(a)	5,999,809
		51,204,989
	Total common stocks (Cost $586,185,047)	712,040,063
Number of shares	Short-term investments—3.65%	Value
27,873,445	Northern Institutional Treasury Portfolio, 0.00%(c)	$27,873,445
	Total short-term investments (Cost $27,873,445)	27,873,445
	Total Investments—96.95% (Cost $614,058,492)	739,913,508
	Cash, Foreign Currency, Other Assets less Liabilities—3.05%	23,309,450
	Net Assets—100.00%	$763,222,958
See Notes to Schedules of Investments.

6    ARIELINVESTMENTS.COM

Schedules of investments (continued)
12/31/21 (UNAUDITED)

Ariel International Fund (continued)

Open forward currency contracts as of December 31, 2021
Contract settlement date	Counterparty	Currency to be received	Amount to be received	Currency to be delivered	Amount to be delivered	Unrealized appreciation (depreciation)
Open forward currency contracts with unrealized appreciation
03/09/2022	UBS AG	AUD	13,288,397	EUR	8,291,143	$217,106
03/09/2022	UBS AG	NOK	10,536,969	EUR	1,021,694	30,190
03/09/2022	UBS AG	AUD	52,044,187	USD	36,717,070	1,154,051
03/09/2022	UBS AG	GBP	22,309,088	USD	29,585,309	602,192
03/09/2022	UBS AG	NOK	27,539,911	USD	3,019,205	104,086
03/09/2022	UBS AG	SEK	105,171,840	USD	11,586,224	59,074
03/09/2022	UBS AG	SGD	2,760,139	USD	2,015,000	32,437
Subtotal UBS AG						2,199,136
03/09/2022	Northern Trust	SEK	46,662,831	USD	5,140,437	26,369
03/09/2022	Northern Trust	SGD	7,669,324	USD	5,599,518	89,492
Subtotal Northern Trust						115,861
03/09/2022	JPMorgan Chase	CHF	1,301,000	AUD	1,964,991	420
03/09/2022	JPMorgan Chase	AUD	1,997,430	CHF	1,301,000	23,185
03/09/2022	JPMorgan Chase	SGD	1,681,621	EUR	1,085,288	10,100
03/09/2022	JPMorgan Chase	CNH	9,355,467	USD	1,458,902	6,224
03/09/2022	JPMorgan Chase	GBP	3,985,971	USD	5,286,207	107,402
03/09/2022	JPMorgan Chase	SEK	13,365,936	USD	1,471,621	8,341
Subtotal JPMorgan Chase						155,672
Subtotal - Open forward currency contracts with unrealized appreciation						$2,470,669
Open forward currency contracts with unrealized depreciation
03/09/2022	UBS AG	USD	19,457,299	CNH	124,926,346	(106,957)
03/09/2022	UBS AG	SEK	22,754,336	EUR	2,217,036	(8,074)
Subtotal UBS AG						(115,031)
03/09/2022	JPMorgan Chase	USD	1,450,578	CAD	1,853,592	(14,579)
03/09/2022	JPMorgan Chase	JPY	1,181,096,779	CNH	66,915,731	(206,012)
03/09/2022	JPMorgan Chase	USD	4,780,745	CNH	30,700,510	(27,149)
03/09/2022	JPMorgan Chase	USD	5,409,370	EUR	4,770,071	(28,851)
03/09/2022	JPMorgan Chase	USD	19,731,845	EUR	17,453,315	(166,178)
03/09/2022	JPMorgan Chase	USD	3,083,647	GBP	2,323,365	(60,209)
03/09/2022	JPMorgan Chase	USD	1,471,621	SEK	13,305,475	(1,646)
03/09/2022	JPMorgan Chase	JPY	3,579,954,056	USD	31,576,973	(437,821)
Subtotal JPMorgan Chase						(942,445)
Subtotal - Open forward currency contracts with unrealized depreciation						$(1,057,476)
Net unrealized appreciation (depreciation) on forward currency contracts						$1,413,193
See Notes to Schedules of Investments.

800.292.7435    7

Schedules of investments (continued)
12/31/21 (UNAUDITED)

Ariel Global Fund
Number of shares	Common stocks—96.49%	Value
	Belgium—0.11%
2,323	KBC Group NV	$199,572
	Brazil—3.14%
715,495	BB Seguridade Participacoes SA	2,648,495
628,090	TIM SA of Brazil	1,487,754
169,058	Telefonica Brasil SA	1,467,602
		5,603,851
	Chile—0.19%
20,915	Banco Santander-Chile ADR	340,705
	China—6.98%
62,121	Baidu, Inc. ADR(a)	9,242,984
87,154	Trip.com Group Ltd. ADR(a)	2,145,732
630,831	TravelSky Technology Ltd.	1,061,424
		12,450,140
	Denmark—0.50%
5,734	Novo Nordisk A/S	644,077
9,945	H Lundbeck A/S	256,059
		900,136
	Finland—1.89%
531,188	Nokia Corp.(a)	3,364,380
	France—4.96%
41,898	Michelin (CGDE)	6,876,081
13,846	Sanofi	1,396,346
3,191	Safran SA	391,124
1,986	Thales SA	169,127
		8,832,678
	Germany—3.66%
31,720	Deutsche Boerse AG	5,296,429
306,912	Telefonica Deutschland Holding	851,310
1,305	Muenchener Rueckversicherungs-Gesellschaft AG	385,248
		6,532,987
	Hong Kong—0.53%
93,000	CLP Holdings Ltd.	939,237
	Italy—1.09%
323,326	Snam SpA	1,947,450
	Japan—7.52%
8,550	Nintendo Co., Ltd.	4,000,181
175,300	Subaru Corp.	3,132,228
123,700	Japan Tobacco, Inc.	2,497,744
55,900	Bridgestone Corp.	2,399,937
19,700	Secom Co., Ltd.	1,368,879
		13,398,969
	Mexico—0.33%
160,350	Wal-Mart de Mexico SAB de CV	595,884
	Netherlands—0.61%
31,853	Koninklijke Ahold Delhaize NV	1,092,835
	Peru—3.08%
44,920	Credicorp Ltd.	5,483,384
	South Africa—0.36%
170,421	Sanlam Ltd.	634,841
See Notes to Schedules of Investments.

8    ARIELINVESTMENTS.COM

Schedules of investments (continued)
12/31/21 (UNAUDITED)

Ariel Global Fund (continued)

Number of shares	Common stocks—96.49%	Value
	South Korea—2.47%
66,227	KT&G Corp.	$4,399,980
	Spain—3.50%
271,342	Endesa SA	6,246,684
	Switzerland—8.50%
32,606	Roche Holding AG	13,526,966
8,119	Nestle SA	1,133,553
5,523	Novartis AG	485,317
		15,145,836
	Taiwan—0.50%
157,000	Catcher Technology Co., Ltd.	887,551
	United Kingdom—7.49%
501,078	GlaxoSmithKline plc	10,896,511
365,995	Direct Line Insurance Group plc	1,382,145
313,480	Vodafone Group plc	476,331
20,970	Vodafone Group plc ADR	313,082
3,213	Reckitt Benckiser Group plc	275,811
		13,343,880
	United States—39.08%
58,732	Microsoft Corp.	19,752,746
141,820	Gilead Sciences, Inc.	10,297,550
105,760	Philip Morris Intl, Inc.	10,047,200
39,252	Johnson & Johnson	6,714,840
17,565	Berkshire Hathaway, Inc., Class B(a)	5,251,935
48,956	Amdocs Ltd.	3,663,867
50,498	Bristol-Myers Squibb Co.	3,148,550
108,634	Equity Commonwealth(a)	2,813,621
51,897	Verizon Communications, Inc.	2,696,568
28,059	NetApp, Inc.	2,581,147
24,350	Tapestry, Inc.	988,610
8,405	Check Point Software Technologies Ltd.(a)	979,687
12,702	U.S. Bancorp	713,471
		69,649,792
	Total common stocks (Cost $131,338,213)	171,990,772
Number of shares	Short-term investments—2.56%	Value
4,561,297	Northern Institutional Treasury Portfolio, 0.00%(c)	$4,561,297
	Total short-term investments (Cost $4,561,297)	4,561,297
	Total Investments—99.05% (Cost $135,899,510)	176,552,069
	Cash, Foreign Currency, Other Assets less Liabilities—0.95%	1,688,548
	Net Assets—100.00%	$178,240,617
See Notes to Schedules of Investments.

800.292.7435    9

Schedules of investments (continued)
12/31/21 (UNAUDITED)

Ariel Global Fund (continued)

Open forward currency contracts as of December 31, 2021
Contract settlement date	Counterparty	Currency to be received	Amount to be received	Currency to be delivered	Amount to be delivered	Unrealized appreciation (depreciation)
Open forward currency contracts with unrealized appreciation
03/09/2022	UBS AG	AUD	899,925	CHF	586,082	$10,526
03/09/2022	UBS AG	CAD	1,099,894	EUR	761,334	1,427
03/09/2022	UBS AG	NOK	1,913,961	EUR	185,583	5,484
03/09/2022	UBS AG	CAD	486,293	USD	380,597	3,789
Subtotal UBS AG						21,226
03/09/2022	Northern Trust	SGD	746,948	USD	545,361	8,716
Subtotal Northern Trust						8,716
03/09/2022	JPMorgan Chase	AUD	1,198,694	CHF	780,754	13,914
03/09/2022	JPMorgan Chase	AUD	1,673,601	EUR	1,043,745	27,890
03/09/2022	JPMorgan Chase	USD	2,891,385	JPY	327,747,694	40,570
03/09/2022	JPMorgan Chase	USD	540,476	JPY	61,803,000	2,901
Subtotal JPMorgan Chase						85,275
Subtotal - Open forward currency contracts with unrealized appreciation						$115,217
Open forward currency contracts with unrealized depreciation
03/09/2022	UBS AG	USD	541,067	CHF	495,720	(3,916)
03/09/2022	UBS AG	USD	3,256,418	CNH	20,907,956	(17,901)
03/09/2022	UBS AG	SEK	3,374,535	EUR	328,793	(1,197)
03/09/2022	UBS AG	USD	684,328	GBP	516,024	(13,929)
Subtotal UBS AG						(36,943)
03/09/2022	Northern Trust	USD	1,303,175	CHF	1,203,156	(19,548)
03/09/2022	Northern Trust	SEK	2,227,543	GBP	185,007	(3,694)
03/09/2022	Northern Trust	USD	426,325	GBP	321,420	(8,604)
Subtotal Northern Trust						(31,846)
03/09/2022	JPMorgan Chase	CAD	4,199,009	CHF	3,037,408	(20,184)
03/09/2022	JPMorgan Chase	USD	4,431,679	CHF	4,094,113	(69,296)
03/09/2022	JPMorgan Chase	USD	1,077,344	CNH	6,918,380	(6,118)
03/09/2022	JPMorgan Chase	USD	13,520,858	EUR	11,959,540	(113,870)
03/09/2022	JPMorgan Chase	USD	6,685,310	GBP	5,040,940	(135,829)
Subtotal JPMorgan Chase						(345,297)
Subtotal - Open forward currency contracts with unrealized depreciation						$(414,086)
Net unrealized appreciation (depreciation) on forward currency contracts						$(298,869)

ADR	American Depositary Receipt

(a)	Non-income producing.
(b)	Affiliated company (See Note Three, Transactions with Affiliated Companies).
(c)	The rate presented is the 7-day current yield as of December 31, 2021.
A category may contain multiple industries as defined by the Global Industry Classification Standards.
See Notes to Schedules of Investments.

10    ARIELINVESTMENTS.COM

Notes to the schedules of investments
12/31/21 (UNAUDITED)

NOTE One  |  ORGANIZATION
Ariel Investment Trust (the “Trust”) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. Ariel Fund, Ariel Appreciation Fund, Ariel Focus Fund, Ariel International Fund and Ariel Global Fund (each, a “Fund” and collectively, the “Funds”) are series of the Trust. Ariel Focus Fund is a non-diversified Fund, all other Funds are diversified. The Funds issue two classes of shares: an Investor Class and an Institutional Class.
The Northern Trust Company (“Northern Trust”) provides fund administration and tax reporting services for the Funds in its role as sub-fund administrator engaged by the Adviser for Ariel Fund, Ariel Appreciation Fund and Ariel Focus Fund and as fund administrator engaged by the Trust for Ariel International Fund and Ariel Global Fund. Northern Trust also acts as the Funds' accounting agent and custodian. U.S. Bank Global Fund Services serves as the Funds' transfer agent.
NOTE Two  |  SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies related to investments of the Funds held at December 31, 2021.
Securities valuation—Securities for which market quotations are readily available are valued at the last sale price on the national securities exchange on which such securities are primarily traded and, in the case of securities reported on the Nasdaq system, are valued based on the Nasdaq Official Closing Price. If a last sale price or a closing price is not reported, a security shall be valued using i) the closing price on another exchange on which the security traded (if such price is made available by the pricing vendor) or ii) the mean between the bid and ask prices for securities for which reliable bid and ask quotations are available.
Certain common stocks that trade on foreign exchanges are subject to valuation adjustments to account for the market movement between the close of a foreign market in which the security is traded and the close of the New York Stock Exchange. In the event the Funds become aware of a significant event that may materially affect the value of a security, a fair value of such security will be determined in accordance with procedures established by the Board of Trustees.
Investments in money market funds are valued at their closing net asset value each business day.
Debt securities having a maturity over 60 days are valued using evaluated prices or matrix pricing methods determined by a pricing service which take into consideration factors such as yield, maturity, ratings, and traded prices in identical or similar securities. Short-term debt obligations having a maturity of 60 days or less are valued at amortized cost, so long as it approximates fair value.
Securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Trustees.
Fair value measurements—Accounting Standards CodificationTM Topic 820-10 (ASC 820-10) establishes a three-tier framework for measuring fair value based on a hierarchy of inputs. The hierarchy distinguishes between market data obtained from independent sources (observable inputs) and the Funds’ own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds’ investments and are summarized below:
Level 1 – quoted prices in active markets for identical securities
Level 2 – other significant observable inputs (including quoted prices for similar securities, “quoted” prices in inactive markets, dealer indications, and inputs corroborated by observable market data)
Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following tables summarize the inputs used as of December 31, 2021, in valuing the Funds’ investments carried at fair value:
	Ariel Fund	Ariel Appreciation Fund	Ariel Focus Fund
Level 1	$3,394,833,918	$1,400,441,550	$70,980,252
Level 2	—	—	—
Level 3	—	—	—
Total investments	$3,394,833,918	$1,400,441,550	$70,980,252

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Notes to the schedules of investments (continued)
12/31/21 (UNAUDITED)

  Industry classifications for Ariel Fund, Ariel Appreciation Fund, and Ariel Focus Fund are included in the Schedules of Investments for the   respective Fund.
Ariel International Fund	Level 1	Level 2*	Level 3	Total
Common stocks
Communication services	$43,561,906	$66,835,896	$—	$110,397,802
Consumer discretionary	46,556,190	53,040,728	—	99,596,918
Consumer staples	91,654,763	24,664,992	—	116,319,755
Energy	—	3,521,324	—	3,521,324
Financials	47,757,031	63,397,105	—	111,154,136
Health care	55,436,507	88,280,356	—	143,716,863
Industrials	7,409,459	10,796,645	—	18,206,104
Information technology	11,115,841	16,025,282	—	27,141,123
Real estate	—	768,631	—	768,631
Utilities	10,163,102	71,054,305	—	81,217,407
Total common stocks	$313,654,799	$398,385,264	$—	$712,040,063
Short-term investments	27,873,445	—	—	27,873,445
Total investments	$341,528,244	$398,385,264	$—	$739,913,508
Other financial instruments
Forward currency contracts^	$—	$1,413,193	$—	$1,413,193
Ariel Global Fund	Level 1	Level 2*	Level 3	Total
Common stocks
Communication services	$12,728,965	$7,806,847	$—	$20,535,812
Consumer discretionary	10,010,423	5,532,165	—	15,542,588
Consumer staples	12,011,730	8,031,277	—	20,043,007
Financials	14,006,053	8,330,172	—	22,336,225
Health care	32,453,797	14,912,419	—	47,366,216
Industrials	560,251	1,368,879	—	1,929,130
Information technology	28,038,871	4,251,931	—	32,290,802
Real estate	2,813,621	—	—	2,813,621
Utilities	939,237	8,194,134	—	9,133,371
Total common stocks	$113,562,948	$58,427,824	$—	$171,990,772
Short-term investments	4,561,297	—	—	4,561,297
Total investments	$118,124,245	$58,427,824	$—	$176,552,069
Other financial instruments
Forward currency contracts^	$—	$(298,869)	$—	$(298,869)
*	As of December 31, 2021, the Level 2 investments held were securities subject to fair valuation due to market holidays and forward currency contracts. See Schedules of Investments.
^	Forward currency contracts derive their value from underlying exchange rates. These instruments are normally valued by pricing vendors using pricing models. The pricing models typically use inputs that are observed from trading in active forward foreign currency markets. As such, forward currency contracts are categorized as Level 2. The value of forward currency contracts that is disclosed in this table is equal to the difference between Open forward currency contracts with unrealized appreciation and Open forward currency contracts with unrealized depreciation shown in the Schedules of Investments.
Foreign currency—Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars on a daily basis using exchange rates obtained from an independent third party.
Forward currency contracts—Ariel International Fund and Ariel Global Fund enter into forward currency contracts to provide the appropriate currency exposure related to protecting the value of securities and related receivables and payables against changes in foreign exchange rates. The primary risk associated with a Fund’s use of these contracts is that a counterparty will fail to fulfill its obligation to pay gains due to the Fund under the contracts. This counterparty risk is mitigated by entering into forward currency contracts only with highly rated counterparties. Forward currency contracts are “marked-to-market” daily, and as noted above, any resulting unrealized gain (loss) is recorded as Net unrealized appreciation (depreciation) on forward currency contracts as disclosed in the Schedules of Investments.

12    ARIELINVESTMENTS.COM

Notes to the schedules of investments (continued)
12/31/21 (UNAUDITED)

Securities transactions—Securities transactions are accounted for on a trade date basis.
NOTE Three  |  TRANSACTIONS WITH AFFILIATED COMPANIES
If a fund’s holding represents ownership of 5% or more of the voting securities of a company, the company is deemed to be an affiliate of a fund as defined in the 1940 Act. The following transactions were made during the period ended December 31, 2021 in securities that are deemed to be an affiliated company:
	Share activity				Three months ended December 31, 2021
Security name	Balance September 30, 2021	Purchases	Sales	Balance December 31, 2021	Value	Dividends credited to income	Amount of gain (loss) realized on sale of shares	Amount of change in unrealized gain (loss) on shares	Percent of net assets
Ariel Fund
Adtalem Global Education, Inc. (Consumer discretionary)	2,600,502	1,040,025	—	3,640,527	$107,613,978	$—	$—	$(23,578,061)	3.2%
Core Laboratories NV (Energy)	1,190,310	1,736,166	—	2,926,476	65,289,680	15,766	—	(13,166,198)	1.9
					$172,903,658	$15,766	$—	$(36,744,259)	5.1%

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